UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10533

Reserve Municipal Money-Market Trust
(Exact name of registrant as specified in charter)

Reserve Funds 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Amy W. Bizar The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	Quarter Ended February 28th

Item 1.           Schedule of Investments

RESERVE MUNICIPAL MONEY-MARKET TRUST-LOUISIANA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2006 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 74.2%		Value

	LOUISIANA - 59.8%
$44,000	Lake Charles HRB & Term. District Revenue for CITGO Corp., 3.23%, 8/1/07(a)		$44,000
44,000	Louisiana Environment Facilities Community DAR, Series A, 3.20%, 11/1/34(a)		44,000
44,000	Louisiana PFA for Kenner Hotel Limited, 2.93%,12/1/15(a)		44,000
81,000	Louisiana PFA, Equipment Facs, 3.75%, 7/1/33(a)		81,000
40,000	Louisiana PFA, Multi-family, 3.20%, 6/15/31(a)		40,000
44,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 2.97%, 9/1/17(a)		44,000
44,000	Port of New Orleans Cold Storage Project, 3.29%, 11/1/22(a)		44,000
81,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.20%, 7/1/18(a)		81,000
78,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.22%, 7/1/21(a)		78,000
44,000	South Louisiana Port Marine Term. for Holnam Project, 3.04%, 1/1/27(a)		44,000
			544,000

	PUERTO RICO - 14.3%
51,000	Puerto Rico Government Development Bank, 3.06%, 12/1/15(a)		51,000
80,000	Puerto Rico Highway & Transportation Authority, Series A, 3.15%, 07/1/28(a)		80,000
			131,000

	Total Investments (Cost* $675,000)	74.2%	675,000
	Other Assets, Less Liabilities	25.8	235,043
	Net Assets	100.0%	$910,043

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RESERVE MUNICIPAL MONEY-MARKET TRUST-MINNESOTA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS- FEBRUARY 28, 2006 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 83.6%		Value

	MINNESOTA - 75.0%
$130,000	Andover Senior Housing for Presbyterian Homes, 3.18%, 11/15/33 (a)		$130,000
100,000	Brooklyn Center for Brookdale Corp II, 3.05%, 12/1/14 (a)		100,000
147,000	Cohasset for Minnesota Power & Light, Project B, 3.21%, 6/1/13 (a)		147,000
100,000	Mankato Multi-family Revenue for Highland Park, 3.05%, 5/1/27(a)		100,000
100,000	Minnesota GO Bond, 5.00%, 8/1/06		100,742
127,000	Minnesota Health for Fairview Health Services, 3.17%, 11/15/32(a)		127,000
73,000	Minnesota HEFA for St. Olaf College, 3.00%, 10/1/30(a)		73,000
60,000	Minnesota HEFA for St. Olaf College, Series 5-M1, 3.00%, 10/1/32(a)		60,000
125,000	Minnesota Revenue for People Serving People Project, 3.05%, 10/1/21(a)		125,000
134,000	Minnesota Housing Finance Agency, Series C, 3.25%, 1/1/35(a)		134,000
107,000	Minnesota HEFA for Carleton College, Series 6D, 3.12%, 4/1/35(a)		107,000
155,000	Roseville Commercial Dev. Revenue for Berger Transfer & Storage, 3.15%, 12/1/15		155,000
33,000	St. Louis Park Revenue for Catholic Finance Corp., 3.06%, 10/1/25(a)		33,000
130,000	St. Paul Housing & Redev. Authority District Heating Revenue, 3.20%, 12/1/12(a)		130,000
229,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge, 3.18%, 10/1/33(a)		229,000
100,000	St. Paul Housing & Redev. Authority for Public Radio Project, 3.00%, 6/16/10(a)		100,000
133,300	University of Minnesota, Series A, 3.09%, 7/1/08 (a)(c)		133,000
			1,983,742
	PUERTO RICO - 8.6%

134,000	Puerto Rico Government Development Bank, 3.06%, 12/1/15 (a)		134,000
95,000	Puerto Rico Highway & Transportation Authority, Series A, 3.15%, 7/1/28 (a)		95,000
			229,000

	Total Investments (Cost* $2,212,742)	83.6%	2,212,742
	Other Assets, Less Liabilities	16.4	433,639
	Net Assets	100.0%	$2,646,381

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Security Type Abbreviations

DAR -	Development Authority Revenue Bonds
GO -	General Obligation Bonds
HEFA -	Health & Education Facilities Authority
HRB -	Hospital Revenue Bonds
PFA -	Public Finance Authority

(a)

Variable rate securities. The interest rates shown are as reported on August 31, 2005, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

*	The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Municipal Money-Market Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        April 28, 2006

*  Print the name and title of each signing officer under his or her signature.

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.